DISPOSALS OF CONSOLIDATED ENTITIES	6 Months Ended
Jun. 30, 2022
Disposals Of Consolidated Entities
DISPOSALS OF CONSOLIDATED ENTITIES

5. DISPOSALS OF CONSOLIDATED ENTITIES

ADG, SZTET, WHTET, and TDTDG were dissolved on January 28, June 14, May 31, and May 17, 2022, respectively. The dissolution of these companies did not result in any gain or loss for the six months ended June 30, 2022.

None of the above-referenced dispositions in 2022 qualified as discontinued operations as they do not individually or in the aggregate represent a strategic shift that has had a major impact on the Company’s operations or financial results.